Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclsoure of Cash and cash equivalents [Abstract]
Cash on hand	$ 42	$ 13
Cash at bank	168,325	39,814
Short-term bank deposits	140,866	30,409
Cash and cash equivalents	$ 309,233	$ 70,236	$ 93,359	$ 24,653